               [CARTER LEDYARD & MILBURN LLP LETTERHEAD OMITTED]

                                                     August 23, 2005

VIA EDGAR CORRESPONDENCE

Mr. H. Roger Schwall
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
Office of Natural Resources and Food
100 F Street, N.E.
Mail Stop 7010
Washington, DC 20549-7010

                 Re:  streetTRACKS (R) Gold Trust - File No. 333-104202
                      -------------------------------------------------

Dear Mr. Schwall:

         On behalf of World Gold Trust Services, LLC, the Sponsor of the
streetTRACKS (R) Gold Trust, we are submitting Post Effective Amendment No. 3 to the above-referenced Registration Statement, which is marked to show changes from Post-Effective Amendment No. 2, filed on June 6, 2005.

         We currently plan to seek acceleration with respect to the effectiveness of the amended Registration Statement as soon as the Staff has completed its review. Please do not hesitate to call me at 212-238-8605,
Kathleen Moriarty at 212-238-8665 or Glen Westerback at 212-238-8689 if you have any questions or comments. Thank you in advance for your attention to this filing.

                                              Very truly yours,

                                              /s/ Steven J. Glusband

                                              Steven J. Glusband

SJG:tco
cc:   Mr. J. Stuart Thomas, World Gold Trust Services, LLC
      Mr. John Altorelli, Paul, Hastings, Janofsky & Walker LLP